Investment in securities - Narrative (Details) - security	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	67	13
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of portfolio fair value	73.60%	5.90%
Debt securities, available-for-sale, securities in unrealized loss positions, percentage of fair value of affected securities	(2.10%)	(0.70%)
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Held-to-maturity, securities in unrealized loss positions, number of positions	57	3
Held-to-maturity, securities in unrealized loss positions, percentage of portfolio fair value	59.10%	1.70%
Held-to-maturity, securities in unrealized loss positions, percentage of fair value of affected securities	2.20%	0.40%
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions	4	0
Residential mortgage-backed securities | Minimum
Debt Securities, Available-for-sale [Line Items]
Percentage of weighted average credit support	15.00%
Percentage of loan to value ratio	51.00%
Residential mortgage-backed securities | Maximum
Debt Securities, Available-for-sale [Line Items]
Percentage of weighted average credit support	38.00%
Percentage of loan to value ratio	57.00%